K&L GATES LLP
1601 K STREET, N.W.
WASHINGTON, DC 20006
T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission	Mark C. Amorosi
100 F Street, NE	D 202.778.9351
Washington, DC 20549	F 202.778.9100
mark.amorosi@klgates.com

Re:     AXA Premier VIP Trust (File No. 811-10509) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of CharterSM International Conservative Portfolio, CharterSM International Growth Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, and CharterSM Alternative 100 Growth Portfolio (the “Acquired Portfolios”), each a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and forms of voting instruction and proxy cards relating to the special meeting of shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio into CharterSM International Moderate Portfolio, which is also a series of the Trust; and the reorganization of CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio into CharterSM Alternative 100 Moderate Portfolio, which is also a series of the Trust.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

Michael Weiner, Esq.

AXA Equitable Funds Management Group, LLC